1933 Act File No. 333-151713
1940 Act File No. 811-22209

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON August 21, 2018

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 535	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 538	[X]

(Check appropriate box or boxes)

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On August 29, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 535 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 517, which was filed with the Securities and Exchange Commission on May 25, 2018. This Post-Effective Amendment No. 535 is filed solely for the purpose of designating August 29, 2018 as the new effective date of Post-Effective Amendment No. 517, pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 532 on August 7, 2018. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included in this Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 535 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of August, 2018.

GLOBAL X FUNDS

BY: /s/ Luis Berruga
Luis Berruga, CEO

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/Luis Berruga Luis Berruga	Trustee, CEO	August 21, 2018

/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	August 21, 2018

/s/Charles A. Baker* Charles A. Baker	Trustee	August 21, 2018

/s/Clifford J. Weber* Clifford J. Weber	Trustee	August 21, 2018

/s/ Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to power of attorney		August 21, 2018